UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson
Chief Executive Officer and President
Thompson Plumb Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2012

Date of reporting period: May 31, 2012

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

MAY 31, 2012

THOMPSON PLUMB
GROWTH FUND
(THPGX)

THOMPSON PLUMB
MIDCAP FUND
(THPMX)

THOMPSON PLUMB
BOND FUND
(THOPX)

THOMPSON PLUMB FUNDS, INC.
SMART INVESTING STARTS HERE

Telephone: 1-800-999-0887
www.thompsonplumb.com

THOMPSON PLUMB FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON PLUMB FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2012

CONTENTS

Page(s)
GROWTH FUND
Investment review	4-6
Schedule of investments	7-9

MIDCAP FUND
Investment review	10-12
Schedule of investments	13-14

BOND FUND
Investment review	15-17
Schedule of investments	18-28

FUND EXPENSE EXAMPLES	29

FINANCIAL STATEMENTS
Statements of assets and liabilities	30
Statements of operations	31
Statements of changes in net assets	32
Notes to financial statements	33-38
Financial highlights	39-41

ADDITIONAL INFORMATION	42

This report contains information for existing shareholders of Thompson Plumb Funds, Inc. It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

GROWTH FUND INVESTMENT REVIEW (Unaudited)
May 31, 2012

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The Growth Fund produced a total return of 3.16% for the six-month period ended May 31, 2012, as compared to its benchmark, the S&P 500 Index, which returned 6.23%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/12
	1 Year	3 Year	5 Year	10 Year
Thompson Plumb Growth Fund	-7.71%	11.11%	-6.36%	-0.46%
S&P 500 Index	-0.41%	14.92%	-0.92%	4.14%

Gross Expense Ratio as of 03/31/12 was 1.31%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

See Notes to Financial Statements.

GROWTH FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2012

Management Commentary

The lag in the relative performance of the Fund during the semi-annual period largely stemmed from a combination of not owning Apple, which was up 50% and averaged a market capitalization equal to roughly 4% of the S&P 500 Index over that period, as well as the defensive pullback in the market during April and May due to concerns over the economic recovery and Europe. The Fund was positioned pro-cyclically, which led the Fund to being underweighted in historically defensive sectors such as Consumer Staples and Telecom and overweighted in Energy. As investors grew risk averse, the market experienced a flight to perceived quality and this positioning cost the Fund relative performance. For us as managers, we believe the key question going forward is whether this defensive rotation is justified based on corporate profit expectations, or whether it is merely an over-reaction to events in Europe.

Looking at company and macroeconomic fundamentals suggests little has changed in the past two months except sentiment. Economic indicators through the end of May are still improving. These range from the official government statistics reported each month to more anecdotal evidence such as the number of long haul trucks on the road. In a more robust recovery many of these statistics would be growing faster, but we see a clear difference between growing slowly and negative growth. Corporate earnings are still relatively strong after the April and May reporting seasons, with overall S&P 500 earnings expected to be up 9.2% this year and 12.2% next year according to consensus estimates. Estimated earnings growth for this year has actually improved slightly from the level forecasted at the end of March. Finally, the market now trades at what we feel is an even more attractive 12.4x 2012 earnings estimates and 11.1x 2013 earnings estimates thanks to the pullback, well below the long term average multiple of 15x estimates.

Even the biggest driver of negative sentiment in the past two months, the sovereign debt problems in Europe, appears to be approaching a climax. With Greece having already successfully revalued its debt down to 30 cents on the euro, the magnitude of absolute losses based on the election turmoil in the country won’t approach the losses already suffered by creditors. As for Spain and Italy, the two problematic countries in the EU deemed “too big to fail”, we argued back at our annual symposium in October 2011 that a TARP-style bailout of Europe’s banking system would be necessary and feasible. These countries are among the “retirement” areas of Europe, and their housing markets experienced a bubble similar to the one that afflicted Florida, Arizona, Nevada and California. After much political dithering, indications are that the wealthy countries including Germany are gradually reaching the same conclusion. Rather than have the European Central Bank support the sovereign debt of Spain or Italy at the cost of up to one trillion Euros, it appears far cheaper and more efficient to merely recapitalize the banks of the two countries. The sticking point remains regulatory oversight over future lending, but financial integration across borders in Europe is presumably a far easier task than actual political integration. Eurozone members have expressed a willingness to work toward a common regulatory body that would ensure the money invested by Germany and the other wealthy countries in Europe isn’t “wasted” on future bad loans.

Successful equity investing is ultimately predicated on purchasing stocks when sentiment is unnecessarily pessimistic relative to the underlying profitability of the companies in question. We felt during the semi-annual period, and still feel today, that the market is not accurately reflecting the intermediate profit growth of corporate America. Coupled with the effects of the sharp downturn in investor sentiment since then, we feel equities are even more attractive now. While a panic-induced decline in the future cannot be ruled out, we believe investors with longer time horizons could find returns over the next several years to be attractive.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Please refer to the Schedule of Investments on page 7 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the fund’s future returns.

See Notes to Financial Statements.

GROWTH FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2012

Sector Weightings at 05/31/12
% of Total Investments

Top 10 Equity Holdings at 05/31/12
		% of Fund’s
Company	Industry	Net Assets
Microsoft Corp.	Software & Computer Services	3.11%
Exxon Mobil Corp.	Oil & Gas Producers	2.90%
General Electric Co.	General Industrials	2.29%
Bank of America Corp.	Banks	2.29%
Walgreen Co.	Food & Drug Retailers	2.10%
Express Scripts Holding Co.	Health Care Equipment & Services	2.02%
Cisco Systems, Inc.	Technology Hardware & Equipment	1.99%
Qualcomm, Inc.	Technology Hardware & Equipment	1.92%
JDS Uniphase Corp.	Technology Hardware & Equipment	1.77%
EnergySolutions	Support Services	1.75%

As of May 31, 2012, 99.8% of the Fund’s net assets were in equity, cash and short-term instruments.

See Notes to Financial Statements.

GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2012

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 11.4%
Automobiles & Parts - 1.9%
Johnson Controls, Inc.	48,200	$1,452,748
LKQ Corp. (a)	16,975	618,569
		2,071,317
General Retailers - 4.1%
Bed Bath & Beyond Inc. (a)	11,475	829,069
Best Buy Co., Inc.	67,690	1,267,157
Kohl’s Corp.	22,235	1,018,808
Target Corp.	23,960	1,387,524
		4,502,558
Household Products - 1.3%
D.R. Horton, Inc.	33,075	549,045
Jarden Corp. (a)	20,840	847,146
		1,396,191
Leisure Goods - 0.5%
Brunswick Corp.	27,050	592,395

Media - 2.8%
The Walt Disney Co.	24,425	1,116,467
Time Warner Inc.	32,850	1,132,340
Viacom Inc. Class B	17,375	829,309
		3,078,116
Personal Goods - 0.8%
Hanesbrands, Inc. (a)	32,750	912,415

Consumer Staples - 6.5%
Beverages - 1.3%
PepsiCo, Inc.	20,100	1,363,785

Food & Drug Retailers - 4.2%
Sysco Corp.	31,370	875,537
Walgreen Co.	75,150	2,293,578
Wal-Mart Stores, Inc.	20,900	1,375,638
		4,544,753
Household Goods &
Home Construction - 1.0%
The Procter & Gamble Co.	18,175	1,132,121

Energy - 14.4%
Oil & Gas Producers - 11.2%
Anadarko Petroleum Corp.	16,410	1,001,010
Apache Corp.	10,000	813,800
Chevron Corp.	19,370	1,904,265
Devon Energy Corp.	13,400	797,568
Encana Corp.	45,800	910,962
Exxon Mobil Corp.	40,270	3,166,430
Forest Oil Corp. (a)	106,825	891,989
Goodrich Petroleum Corp. (a)	32,725	483,348
Hess Corp.	33,745	1,474,656
Southwestern Energy Co. (a)	27,500	770,825
		12,214,853
Oil Equipment, Services &
Distribution - 3.2%
Helmerich & Payne, Inc.	17,150	776,895
Schlumberger Ltd.	26,894	1,701,045
Seadrill Ltd.	29,840	997,850
		3,475,790

Financials - 16.2%
Banks - 8.8%
Associated Banc-Corp	113,940	1,442,480
Bank of America Corp.	339,400	2,494,590
Citigroup Inc.	47,350	1,255,249
First Horizon National Corp.	127,010	1,077,045
JPMorgan Chase & Co.	55,800	1,849,770
PNC Financial Services Group, Inc.	13,630	837,155
Zions Bancorporation	30,900	588,027
		9,544,316
Financial Services - 5.3%
American Express Co.	14,639	817,295
Discover Financial Services	24,820	821,790
MSCI Inc. (a)	41,500	1,403,115
Northern Trust Corp.	26,420	1,140,816
State Street Corp.	39,125	1,612,341
		5,795,357
Insurance - 1.0%
Aflac, Inc.	28,485	1,141,679

Real Estate Investment
Trusts - 1.1%
DiamondRock Hospitality Co.	61,500	611,310
Host Hotels & Resorts Inc.	38,100	581,406
		1,192,716

Health Care - 10.5%
Health Care Equipment &
Services - 6.4%
Baxter International Inc.	16,885	854,719
Express Scripts Holding Co. (a)	42,150	2,199,808
Henry Schein, Inc. (a)	11,165	829,671
Medtronic, Inc.	23,350	860,214
Patterson Cos., Inc.	24,430	812,053
ResMed Inc. (a)	18,050	559,189
Zimmer Holdings, Inc.	13,620	826,053
		6,941,707

See Notes to Financial Statements.

GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Health Care Services - 1.3%
McKesson Corp.	15,725	$1,372,478

Pharmaceuticals &
Biotechnology - 2.8%
Amgen Inc.	11,890	826,593
Johnson & Johnson	23,035	1,438,075
Novartis AG ADR	15,775	820,773
		3,085,441

Industrials - 15.0%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	6,700	554,760

Construction & Materials - 1.3%
Masco Corp.	112,025	1,419,357

Electrical Equipment - 1.3%
Emerson Electric Co.	30,350	1,419,470

General Industrials - 3.9%
General Electric Co.	130,850	2,497,926
3M Co.	20,420	1,723,652
		4,221,578
Industrial Engineering - 4.2%
ABB Ltd. ADR	100,525	1,589,300
Illinois Tool Works Inc.	19,675	1,104,751
Ingersoll-Rand PLC	13,200	545,292
Rockwell Automation, Inc.	18,425	1,335,997
		4,575,340
Industrial Transportation - 1.3%
FedEx Corp.	15,575	1,388,355

Support Services - 2.5%
EnergySolutions (a)	541,500	1,906,080
Mobile Mini, Inc. (a)	60,950	837,453
		2,743,533

Information Technology - 24.6%
Computer Programs - 1.7%
Electronic Arts Inc. (a)	101,460	1,381,885
Take-Two Interactive
Software, Inc. (a)	42,425	488,736
		1,870,621
Electronic & Electrical Equipment - 0.5%
Maxwell Technologies, Inc. (a)	75,750	524,947

Internet Programs & Services - 1.2%
eBay Inc. (a)	34,155	1,338,534

IT Services - 1.7%
Alliance Data Systems Corp. (a)	6,550	825,300
Visa Inc. Class A	9,270	1,067,904
		1,893,204
Software & Computer
Services - 6.6%
Adobe Systems Inc. (a)	34,675	1,076,659
Google Inc. Class A (a)	2,740	1,591,556
Microsoft Corp.	116,126	3,389,718
Oracle Corp.	43,425	1,149,460
		7,207,393
Technology Hardware &
Equipment - 12.9%
Broadcom Corp. Class A (a)	41,240	1,334,114
Cisco Systems, Inc.	132,960	2,171,237
EMC Corp. (a)	42,325	1,009,451
Hewlett-Packard Co.	49,500	1,122,660
Intel Corp.	73,400	1,896,656
JDS Uniphase Corp. (a)	189,760	1,926,064
Linear Technology Corp.	28,520	827,650
Maxim Integrated Products, Inc.	32,755	824,116
Qualcomm, Inc.	36,530	2,093,534
Xilinx, Inc.	25,275	808,042
		14,013,524

Materials - 1.2%
Industrial Metals & Mining - 1.2%
Freeport-McMoRan Copper
& Gold Inc.	42,425	1,359,297

TOTAL COMMON STOCKS
(COST $111,115,270)		108,887,901

See Notes to Financial Statements.

GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

Principal
Amount		Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial
Services, 0.100% (b)	$384	$384

Total Variable-Rate Demand Notes		384

TOTAL SHORT-TERM
INVESTMENTS (COST $384)		384

TOTAL INVESTMENTS - 99.8%
(COST $111,115,654)		108,888,285

NET OTHER ASSETS AND
LIABILITIES - 0.2%		208,194

NET ASSETS - 100.0%		$109,096,479

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at May 31, 2012.

       ADR: American Depositary Receipt
       PLC: Public Limited Company

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2012

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The MidCap Fund produced a total return of 3.16% for the six-month period ended May 31, 2012, as compared to its benchmark, the Russell Midcap Index, which returned 4.89%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/12
			Since
			Inception
	1 Year	3 Year	(03/31/08)
Thompson Plumb MidCap Fund	-9.79%	16.71%	5.12%
Russell Midcap Index	-6.34%	18.48%	4.16%

Gross Expense Ratio as of 03/31/12 was 1.96%.
Net Expense Ratio after reimbursement was 1.30%.*

*

The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2013 so that the annual operating expenses of the Fund do not exceed 1.30% of its average daily net assets.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2012

Management Commentary

The relative performance of the Fund during the semi-annual period was mostly influenced by our investment decisions in the Energy sector. Specifically, our overweight position in that sector at a time when the sector was by far the worst performing area of the Fund’s benchmark hurt relative performance. Of much smaller impact was the slight underperformance of our holdings relative to the sector. The spot price of sweet crude oil declined 13.78% in the past 6 months, which was within 3% of the Energy sector’s performance over the same time frame. If oil prices appreciate, we would of course anticipate better performance from these stocks. Conversely, the Fund’s stock selection in the Financial, Material, Health Care, Consumer Discretionary and Utility sectors contributed positively to both absolute and relative performance. Top performers included Discover Financial Services, Jarden, Masco, and Associated Banc-Corp.

As we have noted in previous commentaries, we have attempted to position the Fund to benefit from both a U.S. and a global economic recovery. Consequently, the Fund’s relative performance was positive through the end of March, as investors acknowledged attractive earnings growth in U.S. companies, including those in the Fund’s holdings. April and May subjected investors to a dramatic reversal in market sentiment, as European sovereign debt problems yet again moved to the front of the collective consciousness. That oil prices declined substantially at the same time is likely not coincidental.

These sovereign debt problems in Europe appear to be approaching a climax. With Greece having already successfully revalued its debt down to 30 cents on the euro, the magnitude of absolute losses based on the election turmoil in the country won’t approach the losses already suffered by creditors. As for Spain and Italy, the two problematic countries in the EU deemed “too big to fail”, we argued back at our annual symposium in October 2011 that a TARP-style bailout of Europe’s banking system would be necessary and feasible. These countries are among the “retirement” areas of Europe, and their housing markets experienced a bubble similar to the one that afflicted Florida, Arizona, Nevada and California. After much political dithering, indications are that the wealthy countries including Germany are gradually reaching the same conclusion. Rather than have the European Central Bank support the sovereign debt of Spain or Italy at the cost of up to one trillion Euros, it appears far cheaper and more efficient to merely recapitalize the banks of the two countries. The sticking point remains regulatory oversight over future lending, but financial integration across borders in Europe is presumably a far easier task than actual political integration. Eurozone members have expressed a willingness to work toward a common regulatory body that would ensure the money invested by Germany and the other wealthy countries in Europe isn’t “wasted” on future bad loans.

However, ultimately we believe that even significant macroeconomic issues such as these matter less than specific company fundamentals in achieving long-term stock appreciation. We’ll keep focusing on answering the questions that we feel are most important to the long-term success of each company we hold in the Fund. Does the company have a defendable competitive advantage? Are the secular trends for its industry attractive? Will its balance sheet allow it the flexibility it needs to grow? These are basic, fundamental concepts. Applying them correctly to the evaluation of potential Fund holdings is the challenge we face. We firmly believe that in the long run, earnings growth and price-earnings multiple expansion drive stock returns and relative performance.

For now, we’re continuing our conscious decision to overweight more cyclical sectors, like Technology and Energy. We still believe we’re experiencing both a U.S. and global recovery from the economic turmoil of the past few years. While that recovery isn’t uniform, and not all countries are out of recession, the overall direction is one of improving global GDP. We believe investors do not fully appreciate the recovery’s extent, creating potential opportunities in equities. With the Fund trading at roughly 12 times 2013 earnings, and its consensus annual earnings growth over the next two years projected to average double digit rates, we are optimistic the holdings of the Fund could do well. If the market becomes significantly over-valued or company prospects deteriorate, we’ll likely adjust our exposures accordingly.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have limited liquidity and greater volatility than large-capitalization companies.

Please refer to the Schedule of Investments on page 13 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the fund’s future returns.

P/E Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. Divide market value of a share by the earnings per share.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2012

Sector Weightings at 05/31/12
% of Total Investments

Top 10 Equity Holdings at 05/31/12
		% of Fund’s
Company	Industry	Net Assets
EnergySolutions	Support Services	2.28%
JDS Uniphase Corp.	Technology Hardware & Equipment	2.08%
Broadcom Corp.	Technology Hardware & Equipment	2.06%
Hanesbrands, Inc.	Personal Goods	2.05%
Jarden Corp.	Household Products	2.04%
First Horizon National Corp.	Banks	2.03%
Associated Banc-Corp	Banks	2.01%
Ecolab Inc.	Chemicals	2.01%
Darden Restaurants, Inc.	Travel & Leisure	1.87%
Henry Schein, Inc.	Health Care Equipment & Services	1.84%

As of May 31, 2012, 99.9% of the Fund’s net assets were in equity, cash and short-term instruments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2012

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 15.5%
Automobiles & Parts - 1.1%
LKQ Corp. (a)	6,410	$233,580

General Retailers - 5.5%
Bed Bath & Beyond Inc. (a)	3,790	273,827
Best Buy Co., Inc.	8,700	162,864
Jos. A. Bank Clothiers, Inc. (a)	6,235	276,585
Kohl’s Corp.	4,965	227,496
Nordstrom, Inc.	5,520	261,482
		1,202,254
Household Products - 2.6%
D.R. Horton, Inc.	7,625	126,575
Jarden Corp. (a)	11,010	447,556
		574,131
Leisure Goods - 1.0%
Brunswick Corp.	10,200	223,380

Media - 0.4%
Lions Gate Entertainment Corp. (a)	7,271	96,850

Personal Goods - 3.0%
Coach, Inc.	3,253	219,415
Hanesbrands, Inc. (a)	16,108	448,769
		668,184
Travel & Leisure - 1.9%
Darden Restaurants, Inc.	7,906	408,977

Consumer Staples - 2.1%
Food Producers - 2.1%
Diamond Foods, Inc. (a)	2,750	58,025
McCormick & Co., Inc.	3,898	219,691
The J. M. Smucker Co.	2,237	171,265
		448,981

Energy - 12.0%
Oil & Gas Producers - 10.3%
Bill Barrett Corp. (a)	10,390	200,631
Chesapeake Energy Corp.	10,320	174,408
Denbury Resources Inc. (a)	3,285	49,669
Encana Corp.	6,050	120,335
Forest Oil Corp. (a)	24,250	202,488
Goodrich Petroleum Corp. (a)	15,000	221,550
Lone Pine Resources Inc. (a)	19,717	62,306
Murphy Oil Corp.	3,476	162,051
Noble Energy, Inc.	4,583	387,080
Oasis Petroleum Inc. (a)	4,250	109,183
Quicksilver Resources Inc. (a)	25,430	113,672
Range Resources Corp.	6,240	358,426
Swift Energy Co. (a)	2,600	51,766
Ultra Petroleum Corp. (a)	2,500	46,300
		2,259,865
Oil Equipment, Services &
Distribution - 1.7%
Helmerich & Payne, Inc.	4,770	216,081
Seadrill Ltd.	4,460	149,142
		365,223

Financials - 17.2%
Banks - 5.9%
Associated Banc-Corp	34,809	440,682
First Horizon National Corp.	52,520	445,370
Regions Financial Corp.	20,235	127,278
SunTrust Banks, Inc.	4,970	113,912
Zions Bancorporation	8,910	169,557
		1,296,799
Financial Services - 6.1%
Discover Financial Services	12,079	399,936
Eaton Vance Corp.	9,170	223,198
MSCI Inc. (a)	9,700	327,957
Northern Trust Corp.	9,100	392,938
		1,344,029
Insurance - 2.1%
Cincinnati Financial Corp.	4,820	173,906
Unum Group	14,010	279,499
		453,405
Real Estate Investment
Trusts - 3.1%
DiamondRock Hospitality Co.	22,200	220,668
Host Hotels & Resorts Inc.	14,825	226,230
LaSalle Hotel Properties	8,225	226,846
		673,744

Health Care - 11.7%
Health Care Equipment &
Services - 10.7%
Henry Schein, Inc. (a)	5,419	402,686
Lincare Holdings Inc.	7,229	165,761
MedAssets Inc. (a)	33,765	382,220
Natus Medical Inc. (a)	24,550	274,960
Patterson Cos., Inc.	11,880	394,891
ResMed Inc. (a)	10,750	333,035
Waters Corp. (a)	2,064	164,666
Zimmer Holdings, Inc.	3,750	227,437
		2,345,656

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Health Care Services - 1.0%
McKesson Corp.	2,545	$222,128

Industrials - 14.2%
Aerospace & Defense - 1.0%
Alliant Techsystems Inc.	4,594	224,876

Construction & Materials - 2.9%
Masco Corp.	27,050	342,723
Mueller Water Products, Inc.
Class A	36,900	128,781
USG Corp. (a)	10,775	166,151
		637,655
Electrical Equipment - 0.5%
Regal-Beloit Corp.	1,840	110,934

Industrial Engineering - 4.5%
Ingersoll-Rand PLC	7,875	325,316
Rockwell Automation, Inc.	4,480	324,845
SPX Corp.	4,550	326,826
		976,987
Support Services - 5.3%
Cintas Corp.	5,995	221,216
EnergySolutions (a)	141,560	498,291
Mobile Mini, Inc. (a)	20,545	282,288
W.W. Grainger, Inc.	843	163,247
		1,165,042

Information Technology - 19.7%
Computer Programs - 4.0%
Activision Blizzard, Inc.	14,120	165,769
Electronic Arts Inc. (a)	27,735	377,751
Take-Two Interactive
Software, Inc. (a)	28,660	330,163
		873,683
Electronic & Electrical
Equipment - 4.1%
Celestica Inc. (a)	14,581	105,566
Flextronics International Ltd. (a)	43,167	277,132
Maxwell Technologies, Inc. (a)	42,750	296,257
Molex Inc. Class A	11,135	219,805
		898,760
IT Services - 2.6%
Alliance Data Systems Corp. (a)	2,690	338,940
Fiserv, Inc. (a)	3,322	224,002
		562,942
Technology Hardware &
Equipment - 9.0%
Broadcom Corp. Class A (a)	13,930	450,635
Cavium Inc. (a)	11,925	288,704
JDS Uniphase Corp. (a)	44,806	454,781
Linear Technology Corp.	9,572	277,779
Maxim Integrated Products, Inc.	12,976	326,476
Xilinx, Inc.	5,171	165,317
		1,963,692

Materials - 4.8%
Chemicals - 3.8%
Ecolab Inc.	6,956	439,689
International Flavors
& Fragrances Inc.	6,770	381,693
		821,382
Household Materials - 1.0%
The Scotts Miracle-Gro Co. Class A	5,021	216,757

Utilities - 2.7%
Electricity - 0.5%
Pepco Holdings, Inc.	5,810	110,739

Gas, Water & Multiutilities - 2.2%
MDU Resources Group, Inc.	14,622	328,556
SCANA Corp.	3,464	162,635
		491,191

TOTAL COMMON STOCKS
(COST $20,612,990)		21,871,826

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.0%
Variable-Rate Demand Notes - 0.0%
American Family Financial
Services, 0.100% (b)	$416	416

Total Variable-Rate Demand Notes		416

TOTAL SHORT-TERM INVESTMENTS
(COST $416)		416

TOTAL INVESTMENTS - 99.9%
(COST $20,613,406)		21,872,242

NET OTHER ASSETS AND
LIABILITIES - 0.1%		15,072

NET ASSETS - 100.0%		$21,887,314

(a) Non-income producing security.
(b) Interest rate shown represents the current coupon rate at May 31, 2012.

PLC: Public Limited Company

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2012

Portfolio Managers
     James T. Evans, CFA
     Jason L. Stephens, CFA
     John W. Thompson, CFA

Performance

The Bond Fund produced a total return of 4.50% for the six-month period ended May 31, 2012, as compared to its benchmark, the Barclays U.S. Government/Credit 1-5 Year Index, which returned 1.36%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/12
	1 Year	3 Year	5 Year	10 Year
Thompson Plumb Bond Fund	3.15%	9.30%	7.75%	6.29%
Barclays U.S. Gov’t./Credit 1-5 Year Index	2.40%	3.69%	4.72%	4.19%

Gross Expense Ratio as of 03/31/12 was 0.84%.	30-Day SEC Yield as of 05/31/12 was 3.01%.
Net Expense Ratio after reimbursement was 0.80%.*	30-Day SEC Yield (without reimbursement) as of 05/31/12 was 3.01%.

* The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Bond Fund through March 31, 2013 so that the annual operating expenses of the Fund do not exceed 0.80% of its average daily net assets.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Barclays U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. You cannot directly invest in an index.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2012

Management Commentary

The positive relative performance of the Fund over the semi-annual period can largely be explained by its comparatively hefty SEC yield, which was 3.01% as of May 31. The Fund continues to be mostly invested in corporate debt in an effort to take advantage of the attractive interest rate premium currently offered on such debt over government bonds. Interest rates on U.S. government debt declined over the six-month period covered by the semi-annual report, modestly boosting returns to investors as the value of those securities appreciated. Concurrently, the aforementioned spread between government debt and corporate debt rated BBB narrowed by approximately 17 basis points.

While we are concerned about the potential negative impact to the Fund from rising interest rates from current historically low levels, we were encouraged to see the strong returns for the Fund at the end of March during a spike in said rates. At least in this instance, the yield advantage the Fund enjoys compared to its benchmark from owning corporate bonds was more than sufficient to offset losses associated with rising rates. While we believe there clearly is a point where rates can rise fast enough to overwhelm this income effect, the experience part-way through the semi-annual period suggests shareholders were at least partially protected from rising rates. As long as corporate bonds yield more than Treasury bonds of equivalent maturity, we believe they can at least partially hedge the effects of rising interest rates through their potentially higher current income. We are also keeping a portion of the Fund in short duration bonds with maturities of one year or less. These bonds are available to be sold or redeployed upon maturity towards bonds with longer maturities if rates increase enough to make the switch attractive.

Managing for interest-rate risk is crucial, but the most important factor driving short-term performance volatility for the Fund is likely the “risk-on, risk-off” trade in the marketplace. For example, when macroeconomic concerns relating to European sovereign debt have flared up, investors have tended to flee corporate debt for U.S. government debt to try to reduce risk, driving corporate bond prices down temporarily. When these fears have subsided, the opposite has tended to happen. As long as we continue to favor corporate bonds for the Fund’s portfolio, the Fund will presumably be subject to these daily fluctuations.

At 2.85 years, the relatively short average duration of the bonds in the Fund’s portfolio should to some extent lessen the impact of both interest rate and credit spread fluctuations as its ladder of securities marches toward maturity. With such a relatively short duration and a yield to maturity of 3.99%, we feel the Fund should provide an attractive option for fixed income investors.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk, principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 18 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2012

Portfolio Concentration at 05/31/12
(Includes cash and cash equivalents)
% Total Investments
Quality
U.S. Government and Agency Issues	0.40%
AAA	0.30%
AA	1.44%
A	15.42%
BBB	78.88%
BB and Below	2.65%
Not Rated	0.05%
Short-Term Investments	0.86%
100.00%

Effective Maturity
Under 1 year	19.25%
1 to 3 years	26.30%
3 to 5 years	25.89%
5 to 10 years	28.56%
100.00%

Asset Allocation
Corporate Bonds	94.07%
Convertible Bonds	2.82%
Asset-Backed Securities	1.85%
Federal Agency Mortgage-Backed Securities	0.25%
U.S. Government and Agency Issues	0.15%
Short-Term Investments	0.86%
100.00%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2012

	Principal
	Amount	Value
BONDS - 98.0%

Asset-Backed Securities - 1.8%
Federal Express Corp. 1993 Trust
7.150% due 9/28/2012	$5,225	$5,325

General American Railcar 1997-1
6.690% due 9/20/2016 (d)	411,640	426,188

General American Railcar II
6.210% due 9/20/2017	6,977,152	7,313,207

General American Railcar III
7.760% due 8/20/2018 (d)	1,329,658	1,408,041

Northwest Airlines
2007-1 Class A Trust
7.027% due 11/1/2019	3,308,982	3,524,066

Prologis, Inc.
7.810% due 2/1/2015	3,351,000	3,503,403

World Financial Properties
Tower B Corp.
6.910% due 9/1/2013 (d)	274,365	280,317

Total Asset-Backed Securities		16,460,547

Convertible Bonds - 2.8%
Amgen Inc.
0.375% due 2/1/2013	782,000	801,550

EMC Corp.
1.750% due 12/1/2013	1,000,000	1,530,000

Medtronic, Inc.
1.625% due 4/15/2013	4,073,000	4,083,183

Transocean Inc.
1.500% due 12/15/2037	18,750,000	18,632,812

Total Convertible Bonds		25,047,545

Corporate Bonds - 93.0%
Allied Waste N.A., Inc.
6.875% due 6/1/2017	2,820,000	2,918,136

American Express
6.650% due 9/15/2015	90,000	100,693
6.900% due 9/15/2015	277,000	311,057

American General Finance
6.000% due 10/15/2014	1,000,000	863,318
6.000% due 12/15/2014	1,000,000	851,605

American Standard Inc.
5.500% due 4/1/2015	25,000	27,316

Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,833,531

Aquila, Inc.
11.875% due 7/1/2012	1,926,000	1,939,892

Arden Realty LP
5.250% due 3/1/2015	3,019,000	3,243,789

Aspen Insurance Holdings Ltd.
6.000% due 8/15/2014	4,116,000	4,395,513

Associates Corp. N.A.
6.950% due 11/1/2018	1,076,000	1,203,470

AvalonBay Communities, Inc.
6.125% due 11/1/2012	345,000	352,306

Avnet, Inc.
6.000% due 9/1/2015	90,000	99,292
6.625% due 9/15/2016	551,000	631,311

Axis Capital Holdings
5.750% due 12/1/2014	5,622,000	5,994,840

Bank of America Corp.
7.375% due 5/15/2014	866,000	934,361
5.375% due 6/15/2014	50,000	52,303
5.650% due 9/15/2014	25,000	24,879
5.000% due 5/15/2015	30,000	29,787
5.150% due 8/15/2015	60,000	59,455
5.350% due 9/15/2015	549,000	568,482
5.350% due 11/15/2015	55,000	54,999
5.250% due 12/1/2015	333,000	338,818
5.600% due 2/15/2016	25,000	24,309
5.625% due 10/14/2016	935,000	982,567
6.000% due 8/15/2017	115,000	121,283
6.050% due 8/15/2017	948,000	1,006,603
5.750% due 12/1/2017	555,000	577,461

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of America Corp. (continued)
5.350% due 3/15/2018	$81,000	$82,841
5.800% due 2/15/2019	5,000	5,249
7.625% due 6/1/2019	730,000	834,459
6.400% due 8/15/2019	141,000	150,849
6.750% due 8/15/2019	365,000	401,138
5.250% due 10/15/2019	105,000	105,004
6.300% due 6/15/2022	12,000	12,000

BB&T Corp.
4.750% due 10/1/2012	45,000	45,560

Bear Stearns Cos. LLC
4.100% due 3/10/2014 (a)	270,000	272,357
4.050% due 4/10/2014 (a)	100,000	101,181

Best Buy Co., Inc.
6.750% due 7/15/2013	570,000	595,940
3.750% due 3/15/2016	10,000,000	9,600,530

Bio-Rad Laboratories, Inc.
8.000% due 9/15/2016	17,179,000	18,725,110

Black Hills Corp.
9.000% due 5/15/2014	2,452,000	2,722,009

Boston Properties LP
5.625% due 4/15/2015	331,000	366,037

Boston Scientific Corp.
5.450% due 6/15/2014	1,392,000	1,496,010
6.250% due 11/15/2015	3,358,000	3,739,324

Brinker International
5.750% due 6/1/2014	8,362,000	8,932,171

Brocade Communications
Systems, Inc.
6.625% due 1/15/2018	18,207,000	18,980,798

Brookfield Asset Management Inc.
7.125% due 6/15/2012	1,381,000	1,381,737

CA, Inc.
6.125% due 12/1/2014	1,614,000	1,776,267

Capital One Financial
6.500% due 6/13/2013	423,000	442,789
6.150% due 9/1/2016	300,000	335,940

Carpenter Technology Corp.
7.060% due 5/21/2018	500,000	553,329
7.030% due 5/22/2018	8,000	8,841

CBS Corp.
8.200% due 5/15/2014	967,000	1,090,568

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	218,580

Chesapeake & Potomac
Telephone Co.
7.150% due 5/1/2023	159,000	166,211

CIT Group Inc.
7.000% due 5/2/2016 (d)	506,000	505,368
7.000% due 5/2/2017 (d)	622,878	622,100

Citigroup, Inc.
5.625% due 8/27/2012	11,263,000	11,366,935
5.300% due 10/17/2012	6,286,000	6,379,844
5.500% due 4/11/2013	1,341,000	1,377,118
6.500% due 8/19/2013	2,000,000	2,099,566
6.000% due 12/13/2013	438,000	459,907
5.125% due 5/5/2014	268,000	280,895
5.000% due 9/15/2014	3,085,000	3,154,311
6.010% due 1/15/2015	274,000	293,565
4.875% due 5/7/2015	115,000	117,838
5.500% due 2/15/2017	180,000	185,455
6.125% due 11/21/2017	1,269,000	1,372,937
6.125% due 5/15/2018	570,000	620,301

CNA Financial Corp.
5.850% due 12/15/2014	1,552,000	1,670,036
6.500% due 8/15/2016	1,250,000	1,412,209
6.950% due 1/15/2018	602,000	664,345

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	1,060,000	1,134,497
6.150% due 12/15/2015	443,000	481,468

Computer Sciences Corp.
6.500% due 3/15/2018	18,477,000	19,908,968

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Continental Corp.
8.375% due 8/15/2012	$411,000	$416,393

Con-way Inc.
7.250% due 1/15/2018	13,089,000	15,157,520

Countrywide Financial Corp.
5.000% due 5/11/2015	30,000	29,147
5.750% due 6/24/2015 (b)	504,000	506,355
6.500% due 7/28/2015 (b)	119,000	119,033
6.250% due 5/15/2016	927,000	953,959

Countrywide Home Loans, Inc.
6.730% due 4/17/2013	93,000	93,575
6.000% due 1/24/2018	861,000	843,002
5.500% due 5/16/2018	224,000	217,738

Coventry Health Care, Inc.
6.300% due 8/15/2014	8,184,000	8,932,615
6.125% due 1/15/2015	1,136,000	1,243,929
5.950% due 3/15/2017	854,000	978,826

Darden Restaurants
7.125% due 2/1/2016	75,000	85,548

Discover Financial Services
6.450% due 6/12/2017	590,000	671,516
10.250% due 7/15/2019	5,000,000	6,802,015

Domtar Corp.
10.750% due 6/1/2017	3,605,000	4,663,486

Dow Chemical Co.
6.000% due 10/1/2012	681,000	691,787
7.600% due 5/15/2014	1,688,000	1,886,445
5.900% due 2/15/2015	650,000	727,964

Duke Realty LP
5.875% due 8/15/2012	200,000	201,707

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,782,000	7,166,973

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	5,990,000	6,439,496

Expedia, Inc.
7.456% due 8/15/2018	17,549,000	19,898,776

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,904,000	2,145,591
7.750% due 6/15/2017	228,000	234,790
7.375% due 4/15/2018	5,866,000	6,559,437

Fidelity National Financial, Inc.
5.250% due 3/15/2013	301,000	305,738
6.600% due 5/15/2017	10,653,000	11,367,145

Fifth Third Bancorp
6.250% due 5/1/2013	1,356,000	1,419,668

First Horizon National Corp.
5.375% due 12/15/2015	895,000	950,197

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,792,435
4.625% due 5/15/2013	4,501,000	4,599,401
5.050% due 1/15/2015	2,672,000	2,750,755
5.650% due 4/1/2016	5,247,000	5,480,707

Fortune Brands, Inc.
6.375% due 6/15/2014	370,000	407,410
5.375% due 1/15/2016	10,000	11,177

GATX Corp.
4.750% due 10/1/2012	140,000	141,564

Gazprom OAO Via Gaz Capital S.A.
9.250% due 4/23/2019 (d)	1,500,000	1,822,500

General Electric Capital Corp.
4.750% due 6/15/2012	10,000	10,008
6.000% due 6/15/2012	109,000	109,182
5.000% due 9/15/2012	80,000	80,779
6.000% due 10/15/2012	55,000	55,763
6.600% due 10/15/2012	192,000	195,089
6.700% due 10/15/2012	132,000	134,181
5.000% due 12/15/2012	12,000	12,206
5.000% due 12/15/2012	83,000	84,552
5.100% due 12/15/2012	66,000	67,061
6.500% due 10/15/2013	100,000	101,388
5.900% due 5/13/2014	450,000	487,909

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
General Electric Capital Corp. (continued)
5.600% due 7/15/2014	$500,000	$524,645
4.500% due 5/15/2015	81,000	81,055
4.750% due 5/15/2015	80,000	80,025
4.750% due 5/15/2015	10,000	10,007
4.125% due 6/15/2015	92,000	92,037
4.300% due 6/15/2015	130,000	130,011
5.250% due 6/15/2015	25,000	26,786
5.400% due 6/15/2015	59,000	64,173
5.500% due 8/15/2015	30,000	32,716
5.600% due 12/15/2015	184,000	185,126
5.250% due 1/15/2016	426,000	422,657
5.000% due 4/15/2016	230,000	228,314
5.000% due 4/15/2016	45,000	48,087
5.000% due 5/15/2016	80,000	81,145
6.750% due 12/15/2016	20,000	20,264
4.750% due 3/15/2017	85,000	84,815
4.500% due 5/15/2017	56,000	56,103
4.500% due 7/15/2017	182,000	182,116
5.375% due 8/15/2017	38,000	38,004
5.500% due 10/6/2017	288,000	292,867
5.625% due 12/15/2017	607,000	609,858
5.625% due 12/15/2017	206,000	205,658
5.000% due 3/15/2018	131,000	131,103
5.000% due 3/15/2018	86,000	86,068
5.100% due 4/15/2018	76,000	76,036
5.250% due 4/15/2018	113,000	113,037
6.750% due 4/15/2018	373,000	432,643
4.750% due 5/15/2018	70,000	69,819
5.000% due 5/15/2018	85,000	85,039
6.300% due 5/15/2018	1,790,000	2,038,309
4.500% due 6/15/2018	194,000	194,011
4.500% due 6/15/2018	69,000	69,007
4.650% due 6/15/2018	65,000	65,004
6.000% due 7/15/2018	57,000	64,582
6.000% due 7/15/2018	39,000	44,579
5.750% due 5/15/2019	11,000	11,016
5.600% due 8/15/2019	26,000	26,003
6.000% due 8/15/2019	20,000	20,020
5.125% due 10/15/2019	10,000	10,003
5.450% due 10/15/2019	10,000	10,003
5.500% due 11/15/2019	65,000	65,058
5.100% due 12/15/2019	15,000	15,011
5.350% due 12/15/2019	10,000	10,004
5.500% due 12/15/2019	22,000	22,064
5.250% due 12/15/2021	30,000	29,955

Genworth Financial Inc.
8.625% due 12/15/2016	8,264,000	8,799,648
6.515% due 5/22/2018	11,543,000	11,009,090

Genworth Life Insurance Co.
5.875% due 5/3/2013 (d)	4,615,000	4,698,615

GFI Group Inc.
8.375% due 7/19/2018	551,000	484,880

GMAC LLC
7.250% due 8/15/2012	100,000	100,421
7.000% due 11/15/2012	50,000	50,070
7.100% due 1/15/2013	32,000	31,994
6.000% due 7/15/2013	60,000	59,486
0.000% due 6/15/2015 (c)	1,250,000	1,004,688
6.350% due 2/15/2016 (b)	75,000	73,214
6.500% due 2/15/2016 (b)	100,000	98,161
6.500% due 9/15/2016 (b)	87,000	84,531
7.250% due 9/15/2017	259,000	254,845

Golden West Financial Corp.
4.750% due 10/1/2012	526,000	532,690

Goldman Sachs Group, Inc.
3.625% due 8/1/2012	286,000	287,248
5.700% due 9/1/2012	871,000	879,997
5.450% due 11/1/2012	4,568,000	4,641,207
5.625% due 1/15/2017	565,000	579,583
5.950% due 1/18/2018	9,647,000	10,076,147
3.250% due 5/16/2019 (b)	35,000	33,964

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	35,521

Harley-Davidson
5.250% due 12/15/2012 (d)	1,675,000	1,708,641
15.000% due 2/1/2014	500,000	592,951
5.750% due 12/15/2014 (d)	3,800,000	4,143,034

Harleysville Group Inc.
5.750% due 7/15/2013	114,000	118,050

Hartford Financial Services
4.625% due 7/15/2013	750,000	771,211
4.750% due 3/1/2014	825,000	854,421
6.300% due 3/15/2018	12,311,000	13,511,680

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Hartford Life Insurance Co.
5.400% due 6/15/2012	$25,000	$25,007
5.400% due 6/15/2012	55,000	55,016
5.050% due 7/15/2013	35,000	35,327

Hasbro, Inc.
6.125% due 5/15/2014	1,000,000	1,085,958

HCP, Inc.
5.650% due 12/15/2013	1,455,000	1,534,599
6.000% due 3/1/2015	5,879,000	6,355,064
7.072% due 6/8/2015	703,000	786,888

Horace Mann Educators Corp.
6.850% due 4/15/2016	8,052,000	8,753,869

Hospitality Properties Trust
6.750% due 2/15/2013	3,043,000	3,077,450
7.875% due 8/15/2014	4,874,000	5,310,199
5.125% due 2/15/2015	1,599,000	1,663,101
6.300% due 6/15/2016	271,000	297,990
5.625% due 3/15/2017	2,651,000	2,837,678
6.700% due 1/15/2018	1,047,000	1,171,320

HRPT Properties Trust
6.500% due 1/15/2013	110,000	110,432
5.750% due 11/1/2015	3,318,000	3,461,669
6.250% due 8/15/2016	2,520,000	2,666,606
6.250% due 6/15/2017	1,850,000	1,988,177
6.650% due 1/15/2018	9,310,000	10,100,251

HSBC Finance Corp.
5.300% due 6/15/2012	160,000	160,039
5.350% due 6/15/2012	15,000	15,004
4.700% due 7/15/2012	698,000	700,093
5.700% due 7/15/2012	215,000	215,723
4.000% due 8/15/2012	151,000	149,521
4.500% due 8/15/2012	10,000	10,035
5.750% due 8/15/2012	100,000	100,597
5.800% due 8/15/2012	20,000	20,123
3.500% due 9/15/2012	350,000	350,785
3.750% due 9/15/2012	120,000	120,244
3.800% due 9/15/2012	201,000	201,230
3.850% due 9/15/2012	279,000	279,893
5.400% due 9/15/2012	341,000	343,540
5.600% due 9/15/2012	144,000	145,048
5.650% due 9/15/2012	173,000	174,408
5.350% due 10/15/2012	400,000	403,861
5.300% due 11/15/2012	119,000	120,693
6.375% due 11/27/2012	1,349,000	1,382,987
5.350% due 12/15/2012	65,000	66,143
5.050% due 1/15/2013	907,000	919,800
5.150% due 1/15/2013	140,000	141,530
5.500% due 1/15/2013	10,000	10,207
5.000% due 2/15/2013	595,000	602,613
5.250% due 2/15/2013	10,000	10,189
5.500% due 2/15/2013	129,000	131,355
5.500% due 2/15/2013	56,000	57,061
5.650% due 3/15/2013	51,000	52,094
6.000% due 4/15/2013	677,000	697,049
4.850% due 9/15/2013 (a)	366,000	367,870
4.990% due 10/10/2013 (a)	331,000	329,957
4.770% due 1/10/2014 (a)	335,000	335,074
5.600% due 4/15/2014	75,000	78,243
5.500% due 7/15/2014	30,000	30,775
6.000% due 8/15/2014	553,000	584,372
6.000% due 8/15/2014	67,000	71,094
5.800% due 9/15/2014	153,000	162,087
5.850% due 9/15/2014	325,000	338,620
5.650% due 10/15/2014	30,000	31,085
5.750% due 10/15/2014	274,000	290,295
5.350% due 11/15/2014	30,000	31,129

HSBC Holdings PLC
5.250% due 12/12/2012	3,143,000	3,206,429

Hyatt Hotels Corp.
5.750% due 8/15/2015 (d)	100,000	110,073

Ingersoll-Rand
9.500% due 4/15/2014	1,026,000	1,172,245

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,077,094

Int’l. Bank for Reconstruction
and Dev. (IBRD)
0.000% due 8/15/2012 (c)	131,000	130,847

International Paper Co.
5.500% due 1/15/2014	35,000	36,172
7.400% due 6/15/2014	25,000	27,767

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
ITT Corp.
7.375% due 11/15/2015	$32,000	$36,728

ITT Hartford Group
7.300% due 11/1/2015	910,000	1,012,306

Jefferson-Pilot Corp.
4.750% due 1/30/2014	3,739,000	3,880,069

John Hancock Life Ins. Co.
4.000% due 11/15/2012	5,000	5,050
4.900% due 11/15/2012	65,000	65,905
5.450% due 9/15/2015	201,000	217,868
5.450% due 10/15/2015	29,000	31,499
5.500% due 11/15/2015	75,000	81,779
5.250% due 12/15/2015	25,000	27,101
5.500% due 12/15/2015	25,000	27,309
5.000% due 4/15/2016	60,000	65,001

JPMorgan Chase & Co.
2.200% due 6/15/2012	104,000	104,058
2.125% due 6/22/2012	54,000	54,051
5.750% due 1/2/2013	815,000	836,540
5.250% due 5/15/2018	55,000	54,972

Kemper Corp.
6.000% due 11/30/2015	9,753,000	10,303,469
6.000% due 5/15/2017	5,548,000	5,895,399

Lexmark International, Inc.
5.900% due 6/1/2013	2,556,000	2,651,686
6.650% due 6/1/2018	3,370,000	3,780,449

Liberty Property LP
5.650% due 8/15/2014	36,000	38,448

Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,704,377

Macy’s Retail Holdings, Inc.
5.875% due 1/15/2013	80,000	82,276

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (a)	347,000	343,298

Marriott International, Inc.
4.625% due 6/15/2012	376,000	376,318
5.810% due 11/10/2015	373,000	418,948

Marsh & McLennan Cos., Inc.
4.850% due 2/15/2013	1,295,000	1,325,131

Marshall & Ilsley Bank
5.500% due 7/15/2012	10,000	9,994
5.250% due 9/4/2012	4,246,000	4,288,018

Masco Corp.
7.125% due 8/15/2013	4,117,000	4,339,689
4.800% due 6/15/2015	1,456,000	1,493,023
6.125% due 10/3/2016	4,502,000	4,810,162
5.850% due 3/15/2017	1,871,000	1,944,126
6.625% due 4/15/2018	5,984,000	6,387,806

Maytag Corp.
5.000% due 5/15/2015	50,000	51,795

MBNA America Bank
6.625% due 6/15/2012	75,000	75,106

MBNA Corp.
5.000% due 6/15/2015	800,000	829,085

Merrill Lynch & Co.
5.450% due 2/5/2013	513,000	523,246
6.150% due 4/25/2013	465,000	478,045
0.000% due 8/30/2013 (c)	65,000	61,640
5.000% due 2/3/2014	138,000	142,171
5.450% due 7/15/2014	1,082,000	1,133,399
5.000% due 1/15/2015	343,000	352,258
5.300% due 9/30/2015	1,712,000	1,796,679
6.050% due 5/16/2016	3,000,000	3,082,308
6.400% due 8/28/2017	3,048,000	3,239,104
6.875% due 4/25/2018	233,000	256,028
6.500% due 7/15/2018	2,668,000	2,858,938
6.875% due 11/15/2018	2,316,000	2,536,636
8.400% due 11/1/2019	60,000	67,511

Montpelier Re Holdings Ltd.
6.125% due 8/15/2013	12,189,000	12,664,956

Morgan Stanley
4.750% due 4/1/2014	4,268,000	4,211,735
6.000% due 5/13/2014	695,000	707,074
6.000% due 4/28/2015	3,753,000	3,817,334
4.000% due 7/24/2015	200,000	193,401
5.375% due 10/15/2015	1,000,000	996,108
5.750% due 10/18/2016	2,178,000	2,205,471

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Morgan Stanley (continued)
6.250% due 8/28/2017	$2,700,000	$2,712,801
5.950% due 12/28/2017	2,933,000	2,923,268
6.625% due 4/1/2018	8,452,000	8,579,067
7.300% due 5/13/2019	2,073,000	2,149,127
5.625% due 9/23/2019	400,000	381,653

Motorola Solutions, Inc.
5.375% due 11/15/2012	110,000	112,344

Nabisco, Inc.
7.550% due 6/15/2015	50,000	58,789

NASDAQ OMX Group, Inc.
4.000% due 1/15/2015	250,000	258,001

National Australia Bank Ltd.
2.350% due 11/16/2012	190,000	191,241

National City Bank of Indiana
4.250% due 7/1/2018	200,000	215,514

National City Preferred
Capital Trust I
12.000% due 12/31/2049 (a)	13,515,000	14,171,018

National Retail Properties Inc.
6.875% due 10/15/2017	2,273,000	2,588,902

National Rural Utilities
5.450% due 7/15/2012	29,000	29,115
5.500% due 7/15/2012	20,000	20,081
7.200% due 10/1/2015	30,000	34,883

National Semiconductor Corp.
6.150% due 6/15/2012	196,000	196,298

NationsBank Corp.
0.000% due 8/15/2013 (c)	91,000	86,769
7.750% due 8/15/2015	2,251,000	2,455,636

Navigators Group, Inc.
7.000% due 5/1/2016	12,083,000	12,727,483

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	38,000	44,595

NiSource Finance Corp.
5.400% due 7/15/2014	215,000	233,031

Northern Indiana
Public Service Co.
7.590% due 6/12/2017	182,000	217,658

Northern Rock Asset
Management PLC
5.625% due 6/22/2017 (d)	2,500,000	2,708,578

Ohio Casualty Corp.
7.300% due 6/15/2014	351,000	385,823

OneBeacon U.S. Holdings, Inc.
5.875% due 5/15/2013	50,000	51,477

Owens Corning
6.500% due 12/1/2016	13,351,000	14,989,648

Paine Webber Group Inc.
7.625% due 2/15/2014	50,000	53,322

Petrobras Argentina S.A.
5.875% due 5/15/2017 (d)	4,000,000	4,080,000
5.875% due 5/15/2017	821,000	837,420

Pitney Bowes Inc.
4.625% due 10/1/2012	199,000	201,693
6.250% due 3/15/2019	918,000	945,960
5.250% due 1/15/2037	19,580,000	19,335,955

Platinum Underwriters
Finance, Inc.
7.500% due 6/1/2017	11,939,000	13,121,021

PNC Funding Corp.
5.250% due 11/15/2015	352,000	391,618

PPL Energy Supply, LLC
5.400% due 8/15/2014	15,000	16,151
6.500% due 5/1/2018	1,000,000	1,157,610

Principal Financial Group
7.875% due 5/15/2014	2,750,000	3,066,874
4.751% due 4/1/2016 (a)	50,000	50,625

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Progressive Corp.
7.000% due 10/1/2013	$25,000	$26,914

Protective Life Corp.
4.300% due 6/1/2013	350,000	357,083
4.875% due 11/1/2014	820,000	874,566

Provident Cos., Inc.
7.000% due 7/15/2018	1,057,000	1,229,219

Prudential Financial, Inc.
5.800% due 6/15/2012	222,000	222,303
5.600% due 7/15/2012	20,000	19,998
5.000% due 7/16/2012	31,000	31,090
5.150% due 7/16/2012	13,000	13,040
3.625% due 9/17/2012	293,000	295,288
4.650% due 2/15/2013	11,000	11,183
5.000% due 6/15/2013	75,000	74,938
4.750% due 4/1/2014	5,000	5,268
5.100% due 9/20/2014	225,000	242,191
6.200% due 1/15/2015	1,100,000	1,209,525
5.000% due 3/16/2015	140,000	148,252
5.250% due 12/15/2016	93,000	93,070
5.500% due 3/15/2017	23,000	23,026
5.500% due 9/15/2017	22,000	22,067
5.500% due 9/15/2017	18,000	18,055
6.000% due 6/15/2018	130,000	130,058
6.000% due 10/15/2018	20,000	20,133
6.000% due 10/15/2018	24,000	24,022
6.050% due 10/15/2018	101,000	101,069
6.500% due 7/15/2019	77,000	77,126

R.R. Donnelley & Sons Co.
5.500% due 5/15/2015	3,314,000	3,347,140
8.600% due 8/15/2016	327,000	342,533
6.125% due 1/15/2017	2,791,000	2,567,720

Regions Bank / Birmingham AL
7.500% due 5/15/2018	14,804,000	16,580,480

Regions Financial Corp.
4.875% due 4/26/2013	1,875,000	1,903,125
7.750% due 11/10/2014	1,170,000	1,272,375

RJ Reynolds Tobacco
Holdings, Inc.
7.250% due 6/1/2012	607,000	607,000
9.250% due 8/15/2013	55,000	58,067

Ryder System, Inc.
6.000% due 3/1/2013	35,000	36,168

Security Benefit Life Insurance
8.750% due 5/15/2016 (d)	2,000,000	2,080,000

Silicon Valley Bank
5.700% due 6/1/2012	23,000	23,000

Simon Property Group, LP
5.450% due 3/15/2013	1,000,000	1,030,152
5.750% due 12/1/2015	1,089,000	1,227,879
6.100% due 5/1/2016	1,000,000	1,153,680

SL Green Realty Corp.
5.000% due 8/15/2018	16,015,000	16,373,976

SLM Corp.
4.521% due 6/15/2012 (a)	66,000	65,966
5.150% due 8/15/2012	10,000	9,957
4.421% due 12/15/2012 (a)	140,000	138,464
4.500% due 12/15/2012	25,000	24,649
4.500% due 12/15/2012	87,000	85,771
4.500% due 3/15/2013	54,000	52,916
4.700% due 6/15/2013	20,000	19,525
4.750% due 6/15/2013	24,000	23,442
4.800% due 6/15/2013	25,000	24,431
5.321% due 9/15/2013 (a)	91,000	90,459
5.000% due 10/1/2013	2,444,000	2,495,935
4.300% due 12/15/2013	2,000	1,922
5.150% due 12/15/2013	60,000	58,379
5.250% due 12/15/2013	30,000	29,232
4.991% due 1/31/2014 (a)	127,000	126,868
4.700% due 3/15/2014	25,000	24,027
4.950% due 3/15/2014	15,000	14,478
5.150% due 3/15/2014	10,000	9,683
4.671% due 4/1/2014 (a)	155,000	153,425
5.375% due 5/15/2014	1,043,000	1,066,389
5.251% due 6/2/2014 (a)	70,000	68,873
5.050% due 11/14/2014	142,000	143,551
4.621% due 12/15/2014 (a)	444,000	426,600
5.000% due 4/15/2015	425,000	424,626

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp. (continued)
4.821% due 9/15/2015 (a)	$90,000	$85,232
5.000% due 9/15/2015	140,000	131,490
5.000% due 9/15/2015	55,000	51,678
5.000% due 9/15/2015	46,000	43,204
5.250% due 9/15/2015	75,000	71,009
4.921% due 12/15/2015 (a)	128,000	122,350
6.250% due 1/25/2016	2,919,000	2,955,488
5.150% due 3/15/2017	2,925,000	2,659,907
5.100% due 6/15/2017 (b)	17,000	15,488
5.600% due 6/15/2018	25,000	22,583
8.450% due 6/15/2018	7,429,000	7,837,595
5.121% due 5/3/2019 (a)	217,000	199,330
7.000% due 6/15/2021 (b)	90,000	81,434
5.400% due 4/25/2023 (b)	50,000	38,991

Springleaf Finance Corp.
6.900% due 12/15/2017	1,000,000	785,000

StanCorp Financial Group
6.875% due 10/1/2012	3,560,000	3,627,911

Staples, Inc.
7.375% due 10/1/2012	184,000	187,810
9.750% due 1/15/2014	750,000	844,675

Starwood Hotels & Resorts
Worldwide, Inc.
6.250% due 2/15/2013	8,420,000	8,697,077
7.875% due 10/15/2014	247,000	279,277

Sunoco, Inc.
4.875% due 10/15/2014	2,147,000	2,275,019
9.625% due 4/15/2015	6,369,000	7,374,468

SunTrust Bank
5.000% due 9/1/2015	690,000	731,143
5.450% due 12/1/2017	51,000	55,081

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	19,325
7.450% due 7/1/2018	130,000	158,423

Telecom Italia
5.250% due 11/15/2013	100,000	99,500
6.175% due 6/18/2014	819,000	814,905
4.950% due 9/30/2014	1,334,000	1,300,650
5.250% due 10/1/2015	5,523,000	5,357,310
6.999% due 6/4/2018	12,435,000	12,388,369

Textron Financial Corp.
6.500% due 6/1/2012	947,000	947,000
5.400% due 4/28/2013	760,000	782,591
6.200% due 3/15/2015	14,000	15,341

Torchmark Corp.
7.375% due 8/1/2013	1,320,000	1,382,474
6.375% due 6/15/2016	1,056,000	1,180,902

Transamerica Finance Corp.
0.000% due 9/1/2012 (c)	100,000	99,125

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,817,407

Tyco Electronics Group
6.000% due 10/1/2012	886,000	901,201
5.950% due 1/15/2014	792,000	849,249

Tyson Foods, Inc.
10.500% due 3/1/2014	163,000	186,635

UDR, Inc.
6.050% due 6/1/2013	10,000	10,374
5.500% due 4/1/2014	2,386,000	2,522,902
5.250% due 1/15/2015	690,000	737,638

Universal City Development
Partners, Ltd.
8.875% due 11/15/2015	3,601,000	3,882,036

Unum Group
7.125% due 9/30/2016	3,200,000	3,672,125

UnumProvident Group
6.850% due 11/15/2015 (d)	1,900,000	2,130,960

Viacom, Inc.
5.625% due 8/15/2012	791,000	797,717

Wachovia Bank
4.800% due 11/1/2014	1,550,000	1,660,256
4.875% due 2/1/2015	500,000	532,290

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Wachovia Bank (continued)
5.000% due 8/15/2015	$1,750,000	$1,897,989
5.600% due 3/15/2016	50,000	55,229
5.625% due 10/15/2016	200,000	224,171

Weatherford International Ltd.
5.950% due 6/15/2012	48,000	48,053
5.150% due 3/15/2013	120,000	123,622

Wells Fargo & Co.
5.500% due 8/1/2012	157,000	158,114
5.125% due 9/1/2012	73,000	73,773
5.250% due 10/23/2012	101,000	102,770
5.750% due 5/16/2016	200,000	227,349

Westinghouse Credit
8.875% due 6/14/2014	47,000	52,616

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	226,771

White Mountains Re Group, Ltd.
6.375% due 3/20/2017 (d)	10,130,000	10,707,218

Willis N.A. Inc.
6.200% due 3/28/2017	1,801,000	2,038,465

Wilmington Trust Corp.
4.875% due 4/15/2013	603,000	618,771

Wyndham Worldwide
6.000% due 12/1/2016	2,615,000	2,945,682
5.750% due 2/1/2018	2,020,000	2,265,579

Wynn Las Vegas LLC
7.875% due 11/1/2017	18,293,000	19,939,370

XL Capital
5.250% due 9/15/2014	4,220,000	4,458,303

Yum! Brands, Inc.
7.700% due 7/1/2012	25,000	25,133
6.250% due 4/15/2016	791,000	919,454

Zions Bancorporation
4.250% due 2/1/2013	50,000	49,842
2.000% due 3/5/2013	11,000	10,895
7.750% due 9/23/2014	10,272,000	11,156,553
5.500% due 5/10/2016	2,680,000	2,711,935
5.000% due 8/1/2016	1,560,000	1,542,068
5.250% due 11/7/2016	757,000	751,086
4.500% due 3/27/2017	1,125,000	1,128,798

Total Corporate Bonds		835,942,662

Federal Agency Mortgage-
Backed Securities - 0.3%
Fannie Mae
6.000% due 8/1/2014,
Pool #25-5434F	14,033	14,567
7.000% due 7/1/2015,
Pool #53-5461F	7,503	7,998
8.000% due 9/1/2015,
Pool #53-5460F	18,537	19,891
6.000% due 10/1/2037,
Pool #88-8736F	811,053	888,669
6.000% due 3/1/2038,
Pool #25-7134F	532,539	583,502

Freddie Mac
4.500% due 5/1/2018,
Pool #P1-0032	73,436	76,720
6.500% due 12/1/2018,
Pool #C9-0241	56,241	63,170
6.000% due 11/1/2021,
Pool #G1-2449	124,129	135,970
6.000% due 2/1/2022,
Pool #G1-2758	183,716	201,241

Ginnie Mae
5.500% due 6/15/2017,
Pool #58-4476X	3,859	4,162
5.500% due 7/20/2018,
Pool #00-3411M	18,433	20,117
7.000% due 5/15/2033,
Pool #78-2071X	64,804	75,704
5.500% due 6/20/2038,
Pool #00-4163M	152,260	164,798

Total Federal Agency Mortgage-
Backed Securities		2,256,509

United States Government and
Agency Issues - 0.1%
Fannie Mae
0.000% due 7/15/2012 (c)	131,000	130,896

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

	Principal
	Amount	Value
BONDS (continued)

United States Government and
Agency Issues (continued)
Federal Farm Credit Banks
2.125% due 6/18/2012	$50,000	$50,046
4.400% due 7/3/2012	50,000	50,189
4.550% due 8/10/2012	70,000	70,590

Federal Home Loan Banks
4.375% due 6/8/2012	20,000	20,016

Financing Corp.
0.000% due 6/6/2012,
Series 12 (c)	208,000	207,984
0.000% due 6/6/2012,
Series 19 (c)	159,000	158,988
0.000% due 6/27/2012,
Series 13 (c)	141,000	140,943
0.000% due 8/3/2012,
Series D (c)	84,000	83,919
0.000% due 8/3/2012,
Series 6 (c)	82,000	81,921
0.000% due 8/3/2012,
Series 7 (c)	57,000	56,945
0.000% due 8/3/2012,
Series 8 (c)	116,000	115,888

Resolution Funding Corp.
0.000% due 7/15/2012 (c)	103,000	102,941

Tennessee Valley Authority
0.000% due 6/15/2012 (c)	15,000	14,995

Total United States Government
and Agency Issues		1,286,261

TOTAL BONDS
(COST $868,741,420)		880,993,524

SHORT-TERM INVESTMENTS - 0.8%

Commercial Paper - 0.8%
Societe Generale
0.200% due 6/1/2012 (a)	7,224,000	7,224,000

Total Commercial Paper		7,224,000

Variable-Rate Demand Notes - 0.0%
American Family Financial
Services, 0.100% (a)	383,052	383,052

Total Variable-Rate Demand Notes		383,052

TOTAL SHORT-TERM INVESTMENTS
(COST $7,607,052)		7,607,052

TOTAL INVESTMENTS - 98.8%
(COST $876,348,472)		888,600,576

NET OTHER ASSETS AND
LIABILITIES - 1.2%		10,825,495

NET ASSETS - 100.0%		$899,426,071

(a)	Interest rate shown represents the current coupon rate at May 31, 2012.
(b)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.
(c)	Zero-coupon security.
(d)	Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

PLC: Public Limited Company

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2012

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During
	Account Value	Account Value	Period*
	12/01/11	05/31/12	12/01/11-05/31/12
Thompson Plumb Growth Fund
Actual	$1,000.00	$1,025.05	$6.63
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.61
Thompson Plumb MidCap Fund
Actual	$1,000.00	$1,025.10	$6.58
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56
Thompson Plumb Bond Fund
Actual	$1,000.00	$1,041.00	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04

*	Expenses are equal to the annualized [net] expense ratio for each Fund (Growth Fund: 1.31%; MidCap Fund: 1.30%; and Bond Fund: 0.80%), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2012 (In thousands, except per share amounts)

	GROWTH	MIDCAP	BOND
	FUND	FUND	FUND
ASSETS
Total investments in securities, at value (Cost $111,116, $20,613 and
$876,348, respectively)	$108,888	$21,872	$888,601
Due from sale of securities	208	19	–
Receivable from fund shares sold	3	340	7,109
Dividends and interest receivable	287	20	13,431
Prepaid expenses	14	15	110
Total Assets	109,400	22,266	909,251
LIABILITIES
Due on purchase of securities	67	332	7,510
Payable for fund shares redeemed	27	13	1,748
Line of credit	78	7	–
Accrued expenses payable	27	16	59
Due to Advisor	105	11	508
Total Liabilities	304	379	9,825
NET ASSETS	$109,096	$21,887	$899,426
Net Assets consist of:
Capital stock ($.001 par value)	$200,123	$20,894	$878,534
Undistributed net investment income	234	–	7,944
Accumulated net realized gain (loss) on investments	(89,033)	(266)	695
Net unrealized appreciation (depreciation) on investments	(2,228)	1,259	12,253
Net Assets	$109,096	$21,887	$899,426
Shares of capital stock outstanding (unlimited shares authorized)	3,529	2,152	77,689
Offering and redemption price/Net asset value per share	$30.91	$10.17	$11.58

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2012 (In thousands)

	GROWTH	MIDCAP	BOND
	FUND	FUND	FUND
Investment income
Dividends(1)	$1,072	$125	$–
Interest	–	–	18,434
	1,072	125	18,434
Expenses
Investment advisory fees	523	100	2,303
Shareholder servicing costs	70	18	299
Administrative and accounting services fees	59	16	140
Federal & state registration	5	18	57
Directors fees	16	11	45
Custody fees	9	4	44
Professional fees	20	18	32
Other expenses	23	5	137
Total expenses	725	190	3,057
Less expenses reimbursed by Advisor	–	(60)	(4)
Net expenses	725	130	3,053
Net investment income (loss)	347	(5)	15,381
Net realized gain on investments	6,376	217	797
Net unrealized appreciation (depreciation) on investments	(4,038)	(89)	15,298
Net gain on investments	2,338	128	16,095
Net increase in net assets resulting from operations	$2,685	$123	$31,476

(1)Net of foreign withholding taxes	$6	$–	$–

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	GROWTH FUND		MIDCAP FUND		BOND FUND
	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2012	November 30,	May 31, 2012	November 30,	May 31, 2012	November 30,
	(Unaudited)	2011	(Unaudited)	2011	(Unaudited)	2011
Operations
Net investment income (loss)	$347	$287	$(5)	$(34)	$15,381	$21,257
Net realized gain on investments and
options	6,376	20,124	217	2,142	797	1,619
Net unrealized appreciation (depreciation)
on investments and options	(4,038)	(15,456)	(89)	(1,576)	15,298	(14,257)
Net increase in net assets resulting
from operations	2,685	4,955	123	532	31,476	8,619
Distributions to Shareholders
Distributions from net investment income	(359)	(47)	–	–	(14,157)	(18,237)
Distributions from net realized gains on
securities transactions	–	–	(1,957)	(903)	(1,596)	(2,180)
Total distributions to shareholders	(359)	(47)	(1,957)	(903)	(15,753)	(20,417)

Fund Share Transactions (See Note 4)	2,684	(26,651)	6,101	2,320	227,673	230,354

Total Increase (Decrease) in Net Assets	5,010	(21,743)	4,267	1,949	243,396	218,556

Net Assets
Beginning of period	104,086	125,829	17,620	15,671	656,030	437,474
End of period	$109,096	$104,086	$21,887	$17,620	$899,426	$656,030
Undistributed net investment income
included in net assets at end of period	$234	$246	$–	$–	$7,944	$6,689

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2012

NOTE 1 - ORGANIZATION
Thompson Plumb Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson Plumb Growth Fund (the “Growth Fund”), Thompson Plumb MidCap Fund (the “MidCap Fund”) and Thompson Plumb Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of May 31, 2012.

In accordance with generally accepted accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2012

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2012 (unaudited):

	Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$108,887,901	$–	$–	$108,887,901
Short-term securities	–	384	–	384
Total Assets	$108,887,901	$384	$–	$108,888,285

	MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$21,871,826	$–	$–	$21,871,826
Short-term securities	–	416	–	416
Total Assets	$21,871,826	$416	$–	$21,872,242

	Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	$–	$880,993,524	$–	$880,993,524
Short-term securities	–	7,607,052	–	7,607,052
Total Assets	$–	$888,600,576	$–	$888,600,576

There were no significant transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the six-month period ended May 31, 2012. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2012

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities on the same basis for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

OPTIONS - Each Fund may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may use options to hedge against anticipated declines in the market value of portfolio securities and increases in the market value of securities it intends to purchase and protect against exposure to interest rate changes. Each Fund may also use options to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believed to be possible through direct investment. The use of options for hedging purposes involves certain risks and may result in a loss if changes in the value of the option move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

Each Fund may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the Growth Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2012

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 15, 2012 used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to either 5% of the value of that Fund’s total assets or any explicit borrowing limits imposed by the Funds’ Board, whatever is less. As of May 31, 2012, the limits established by the Funds’ Board are: Growth Fund - $5,000,000, MidCap Fund - $750,000 and Bond Fund - $30,000,000. The following table shows the average balance, average interest rate and interest expense incurred by the Funds on borrowings under the LOC for the six-month period ended May 31, 2012.

	Average	Average	Interest
Fund	Balance	Interest Rate	Expense
Growth Fund	$178,344	3.250%	$2,946
MidCap Fund	$13,060	3.250%	$216
Bond Fund	$718,639	3.250%	$11,872

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment manager) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month period ended May 31, 2012, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-month period ended May 31, 2012, the Funds did not incur any interest or penalties. Generally, each of the tax years in the four-year period ended November 30, 2011 remains subject to examination by taxing authorities. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined that such subsequent events do not have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for compensation to TIM (computed daily and paid monthly) at the following annual rates: for the Growth Fund and MidCap Fund - 1.00% of the first $50 million of average daily net assets and 0.90% of average daily net assets in excess of $50 million; and for the Bond Fund - 0.65% of the first $50 million of average daily net assets and 0.60% of average daily net assets in excess of $50 million.

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2013 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: Growth Fund-1.40%, MidCap Fund-1.30% and Bond Fund-0.80%. For the six-month period ended May 31, 2012, the Advisor reimbursed expenses incurred by the MidCap Fund and the Bond Fund in the amounts of $59,670 and $3,752, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2012

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bancorp Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2012 in the amounts of $16,816, $16,094 and $63,570 for the Growth Fund, MidCap Fund and Bond Fund, respectively.

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. For the six-month period ended May 31, 2012, the amounts reimbursed by the Funds to the Advisor were $13,831, $1,281 and $162,141 for the Growth Fund, MidCap Fund and Bond Fund, respectively.

NOTE 4 - FUND SHARE TRANSACTIONS (in thousands)

Transactions in shares of the Funds were as follows:

	Six-Month Period Ended		Year Ended
	May 31, 2012 (Unaudited)		November 30, 2011
	Shares	Dollars	Shares	Dollars
Growth Fund
Shares sold	408	$13,701	133	$4,195
Shares issued in reinvestment of dividends	12	343	2	44
Shares issued in reinvestment of realized gains	–	–	–	–
Shares redeemed	(353)	(11,360)	(982)	(30,890)
Net increase (decrease)	67	$2,684	(847)	$(26,651)

MidCap Fund
Shares sold	450	$5,032	261	$3,089
Shares issued in reinvestment of dividends	–	–	–	–
Shares issued in reinvestment of realized gains	205	1,953	79	902
Shares redeemed	(83)	(884)	(139)	(1,671)
Net increase	572	$6,101	201	$2,320

Bond Fund
Shares sold	30,114	$346,035	41,159	$473,454
Shares issued in reinvestment of dividends	1,165	13,219	1,531	17,428
Shares issued in reinvestment of realized gains	136	1,521	189	2,127
Shares redeemed	(11,613)	(133,102)	(22,894)	(262,655)
Net increase	19,802	$227,673	19,985	$230,354

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2012

NOTE 5 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2012 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Growth Fund	$25,197,505	$22,575,059	$–	$–
MidCap Fund	$7,862,943	$3,750,883	$–	$–
Bond Fund	$262,206,081	$9,945,686	$3,873,079	$–

NOTE 6 - INCOME TAX INFORMATION
At May 31, 2012, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

				Net unrealized
		Unrealized	Unrealized	appreciation
	Federal tax cost	appreciation	depreciation	(depreciation)
Growth Fund	$112,168,869	$10,718,923	$(13,999,507)	$(3,280,584)
MidCap Fund	$21,042,628	$3,213,714	$(2,384,100)	$829,614
Bond Fund	$876,348,472	$19,004,725	$(6,752,621)	$12,252,104

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The tax components of distributions paid during the six-month period ended May 31, 2012 (unaudited) are:

	Ordinary	Long-term
	income	capital gains
	distributions	distributions
Growth Fund	$358,796	$–
MidCap Fund	$165,439	$1,791,599
Bond Fund	$14,274,755	$1,478,148

The tax components of distributions paid during the fiscal year ended November 30, 2011, capital loss carryforward as of November 30, 2011 and tax basis post-October losses as of November 30, 2011, which are not being recognized for tax purposes until the first day of the following fiscal year are:

	Ordinary	Long-term
	income	capital gains	Net capital loss	Post-October
	distributions	distributions	carryforward*	losses
Growth Fund	$46,532	$–	$94,193,195	$–
MidCap Fund	$313,728	$589,640	$–	$–
Bond Fund	$18,537,863	$1,879,115	$–	$–

*	The Growth Fund has capital losses in the amount of $46,437,912 and $47,755,283 which expire on November 30, 2016 and November 30, 2017, respectively.

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended
	May 31, 2012		Year Ended November 30,
	(Unaudited)		2011	2010	2009	2008	2007
GROWTH FUND

Net Asset Value, Beginning of Period	$30.07		$29.20	$27.04	$19.75	$45.86	$49.95
Income from Investment Operations
Net investment income	0.11		0.08	0.01	0.07	0.29	0.36
Net realized and unrealized gains (losses)
on investments and options	0.84		0.80	2.20	7.51	(19.59)	(2.49)
Total from Investment Operations	0.95		0.88	2.21	7.58	(19.30)	(2.13)
Less Distributions
Distributions from net investment income	(0.11)		(0.01)	(0.05)	(0.29)	(0.41)	(0.34)
Distributions from net realized gains	–		–	–	–	(6.40)	(1.62)
Total Distributions	(0.11)		(0.01)	(0.05)	(0.29)	(6.81)	(1.96)

Net Asset Value, End of Period	$30.91		$30.07	$29.20	$27.04	$19.75	$45.86

Total Return	3.16%	(a)	3.02%	8.17%	38.88%	(49.29% )	(4.52% )

Ratios/Supplemental Data
Net assets, end of period (millions)	$109.1		$104.1	$125.8	$144.1	$133.9	$533.9
Ratios to average net assets:
Ratio of expenses	1.31%	(b)	1.31%	1.36%	1.54%	1.27%	1.13%
Ratio of net investment income	0.63%	(b)	0.24%	0.05%	0.32%	0.56%	0.62%
Portfolio turnover rate	21%	(a)	40%	37%	63%	43%	29%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

							March 31, 2008
	Six-Month						(inception)
	Period Ended		Year Ended November 30,				through
	May 31, 2012						November 30,
	(Unaudited)		2011	2010		2009	2008
MIDCAP FUND

Net Asset Value, Beginning of Period	$11.15		$11.36	$9.39		$6.18	$10.00
Income from Investment Operations
Net investment income	–		–	–		0.01	0.04
Net realized and unrealized gains (losses)
on investments	0.27		0.44	2.02		3.25	(3.86)
Total from Investment Operations	0.27		0.44	2.02		3.26	(3.82)
Less Distributions
Distributions from net investment income	–		–	–	(c)	(0.05)	–
Distributions from net realized gains	(1.25)		(0.65)	(0.05)		–	–
Total Distributions	(1.25)		(0.65)	(0.05)		(0.05)	–

Net Asset Value, End of Period	$10.17		$11.15	$11.36		$9.39	$6.18

Total Return	3.16%	(a)	3.69%	21.71%		53.04%	(38.20%	)(a)

Ratios/Supplemental Data
Net assets, end of period (millions)	$21.9		$17.6	$15.7		$9.6	$2.3
Ratios to average net assets:
Ratio of expenses	1.30%	(b)	1.30%	1.30%		1.30%	1.30%	(b)
Ratio of expenses without reimbursement	1.89%	(b)	1.96%	2.34%		4.21%	8.40%	(b)
Ratio of net investment income (loss)	(0.05%	)(b)	(0.19% )	(0.09%	)	0.12%	0.79%	(b)
Ratio of net investment loss
without reimbursement	(0.65%	)(b)	(0.85% )	(1.14%	)	(2.79% )	(6.30%	)(b)
Portfolio turnover rate	19%	(a)	47%	39%		61%	50%	(a)

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.
(c)	Less than .005 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011		2010	2009	2008	2007
BOND FUND

Net Asset Value, Beginning of Period	$11.33		$11.54		$11.16	$9.24	$10.34	$10.26
Income from Investment Operations
Net investment income	0.21		0.42		0.34	0.63	0.62	0.48
Net realized and unrealized gains (losses)
on investments	0.30	(c)	(0.17	)(c)	0.46 (c)	2.01	(1.17)	0.08
Total from Investment Operations	0.51		0.25		0.80	2.64	(0.55)	0.56
Less Distributions
Distributions from net investment income	(0.23)		(0.40)		(0.34)	(0.72)	(0.55)	(0.48)
Distributions from net realized gains	(0.03)		(0.06)		(0.08)	–	–	–
Total Distributions	(0.26)		(0.46)		(0.42)	(0.72)	(0.55)	(0.48)

Net Asset Value, End of Period	$11.58		$11.33		$11.54	$11.16	$9.24	$10.34

Total Return	4.50%	(a)	2.16%		7.33%	30.05%	(5.63% )	5.64%

Ratios/Supplemental Data
Net assets, end of period (millions)	$899.4		$656.0		$437.5	$134.2	$44.0	$44.5
Ratios to average net assets:
Ratio of expenses	0.80%	(b)	0.80%		0.80%	0.75%	0.59%	0.59%
Ratio of expenses without reimbursement	0.80%	(b)	0.84%		0.87%	1.20%	1.18%	1.24%
Ratio of net investment income	4.03%	(b)	3.89%		3.52%	6.40%	6.38%	4.92%
Ratio of net investment income
without reimbursement	4.03%	(b)	3.86%		3.44%	5.95%	5.78%	4.26%
Portfolio turnover rate	9%	(a)	14%		10%	85%	110%	86%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.
(c)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON PLUMB FUNDS

DIRECTORS
Donald A. Nichols - Chairman
George E. Austin
John W. Feldt
Patricia Lipton
Jason L. Stephens
John W. Thompson

OFFICERS
John W. Thompson, CFA
President and Chief Executive Officer

Jason L. Stephens, CFA
Vice President

James T. Evans, CFA
Vice President

Penny M. Hubbard
Chief Financial Officer and Treasurer

Nedra S. Pierce
Chief Compliance Officer

Lesley T. Bailey
Secretary

Sarah M. Baumgartner
Assistant Secretary	INVESTMENT ADVISOR
Thompson Investment Management, Inc.
918 Deming Way
Madison, Wisconsin 53717

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson Plumb Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonplumb.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330. The Funds’ Forms N-Q are also available without charge, upon request, by calling 1-800-999-0887.

Item 2. Code of Ethics.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

     Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

     The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of May 31, 2012 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

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Item 11. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

     The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)

The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 19th day of July, 2012.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, Chief Executive
Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 19th day of July, 2012.

By:	/s/ John W. Thompson
John W. Thompson, Chief Executive
Officer and President (Principal
Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

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